17 Property, Plant and Equipment (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Gross total	R$ (1,201,182)		R$ (1,215,344)
Impairment at the year	117,744		14,162
Transfer
Recoverable amount at ending	(1,083,438)		(1,201,182)
In Service [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Gross total	(3,489)		(4,986)
Impairment at the year	142,433		1,497
Transfer	(1,100,121)
Recoverable amount at ending	(961,177)		(3,489)
In Service [Member] | UEG Araucaria [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Gross total
Impairment at the year	(45,547)
Transfer	(731,747)
Recoverable amount at ending	(777,294)
In Service [Member] | Wind Power Complex Cutia [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Gross total
Impairment at the year	114,144
Transfer	(168,248)
Recoverable amount at ending	(54,104)
In Service [Member] | Wind Power Complex Bento Miguel [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Gross total
Impairment at the year	87,370
Transfer	(87,370)
Recoverable amount at ending
In Service [Member] | Power Plants In Parana [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Gross total	(3,489)		(4,986)
Impairment at the year	(13,534)		1,497
Transfer	(112,756)
Recoverable amount at ending	(129,779)		(3,489)
In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Gross total	(1,197,693)		(1,210,358)
Impairment at the year	(24,689)		12,665
Transfer	1,100,121
Recoverable amount at ending	(122,261)		(1,197,693)
In Progress [Member] | Wind Power Complex Cutia [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Gross total	(167,875)		(224,510)
Impairment at the year	(373)		56,635
Transfer	168,248
Recoverable amount at ending			(167,875)
In Progress [Member] | Wind Power Complex Bento Miguel [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Gross total	(84,621)		(98,231)
Impairment at the year	(2,749)		13,610
Transfer	87,370
Recoverable amount at ending			(84,621)
In Progress [Member] | Power Plants In Parana [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Gross total	(199,468)		(190,132)
Impairment at the year	(21,085)		(9,336)
Transfer	112,756
Recoverable amount at ending	(107,797)		(199,468)
In Progress [Member] | HPP Colider [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Gross total	(731,265)		(683,021)
Impairment at the year	(482)		(48,244)
Transfer	731,747
Recoverable amount at ending			(731,265)
In Progress [Member] | Consorcio Tapajos [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Gross total	(14,464)		(14,464)
Impairment at the year		[1]
Transfer
Recoverable amount at ending	R$ (14,464)		R$ (14,464)

[1]	Project under development